GOF P13 08/18

SUPPLEMENT DATED AUGUST 2, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

EACH OF THE LISTED FUNDS

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Alternative Strategies Fund
Franklin K2 Long Short Credit Fund

Effective on October 1, 2018, the prospectuses for the listed funds are amended as follows:

I.           The portfolio management team for Franklin K2 Alternative Strategies Fund under the “FUND SUMMARY – Portfolio Managers” section beginning on page 13 of the Fund’s prospectus is revised as follows:

Portfolio Managers

Brooks Ritchey
Senior Managing Director, Head of Portfolio Construction of K2 Advisors and portfolio manager of the Fund since 2014.

Robert Christian
Senior Managing Director, Head of Research of K2 Advisors and portfolio manager of the Fund since 2014.

Anthony Zanolla, CFA
Senior Vice President/Portfolio Construction of K2 Advisors and portfolio manager of the Fund since October 2018.

II.        The portfolio management team for Franklin K2 Long Short Credit Fund under the “FUND SUMMARY – Portfolio Managers” section beginning on page 15 of the Fund’s prospectus is revised as follows:

Portfolio Managers

Charmaine Chin
Managing Director of K2 Advisors and portfolio manager of the Fund since inception (2015).

Jeff Schmidt
Managing Director of Portfolio Construction of K2 Advisors and portfolio manager of the Fund since inception (2015).

Robert Christian
Senior Managing Director, Head of Research of K2 Advisors and portfolio manager of the Fund since inception (2015).

III.      The portfolio management team for Franklin K2 Alternative Strategies Fund under the “FUND DETAILS – Management” section beginning on page 39 of the Fund’s prospectus is revised as follows:

Brooks Ritchey               Senior Managing Director and Head of Portfolio Construction of K2 Advisors
Mr. Ritchey has been a portfolio manager of the Fund since 2014, providing research and advice on the evaluation of and portfolio allocations to the Sub-Advisors, and portfolio risk assessment. He joined K2 Advisors in 2005.

Robert Christian                         Senior Managing Director and Head of Research of K2 Advisors
Mr. Christian has been portfolio manager of the Fund since 2014, providing research and advice on the evaluation of and portfolio allocations to the Sub-Advisors, and portfolio risk assessment. He joined K2 Advisors in 2010.

Anthony Zanolla, CFA   Senior Vice President/Portfolio Construction of K2 Advisors
Mr. Zanolla has been a portfolio manager of the Fund since October 2018, providing research and advice on the evaluation of and portfolio allocations to the Sub-Advisors, and portfolio risk assessment. He joined K2 Advisors in 2014. Prior to joining K2 Advisors, Mr. Zanolla was senior vice president and Head of Portfolio Management at Northern Trust Company, which he joined in 2005.

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Messrs. Ritchey and Christian are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, the selection and monitoring of the Fund’s subadvisors, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment.

IV.     The portfolio management team for Franklin K2 Long Short Credit Fund under the “FUND DETAILS – Management” section beginning on page 39 of the Fund’s prospectus is revised as follows:

Charmaine Chin             Managing Director of K2 Advisors

Ms. Chin has been a portfolio manager of the Fund since inception, providing research and advice on the evaluation of and portfolio allocations to Sub-Advisors, and portfolio risk assessment. She joined K2 Advisors in 2008.

Jeff Schmidt                    Managing Director of Portfolio Construction of K2 Advisors

Mr. Schmidt has been a portfolio manager of the Fund since inception, providing research and advice on the evaluation of and portfolio allocations to Sub-Advisors, and portfolio risk assessment. He joined K2 Advisors in 2013. Prior to joining K2 Advisors, Mr. Schmidt was the head of Client Solutions, North America for InfraHedge Limited, a subsidiary of State Street Corporation.

Robert Christian                         Senior Managing Director and Head of Research of K2 Advisors

Mr. Christian has been a portfolio manager of the Fund since inception, providing research and advice on the evaluation of and portfolio allocations to Sub-Advisors, and portfolio risk assessment. He joined K2 Advisors in 2010.

Please keep this supplement with your prospectus for future reference.